Financial risk management and assessment	12 Months Ended
Dec. 31, 2023
Financial risk management and assessment
Financial risk management and assessment

Note 23: Financial risk management and assessment

Biophytis may be exposed to various types of financial risk, including market risk, liquidity risk and credit risk. Biophytis implements simple measures proportionate to its size to minimize the potentially adverse effects of these risks on financial performance.

Biophytis’ policy is not to underwrite financial instruments for speculative purposes.

23.1 Market risk

Interest rate risk

Interest rate risk represents the Company’s exposure to variations in market interest rates.

Changes in interest rates could affect returns on cash and term deposits. Nevertheless, this risk is considered insignificant given the current low yields on term deposits held by the Company.

Foreign exchange risk

The main risks relating to foreign exchange impacts are considered insignificant due to the low level of activity of our foreign subsidiaries.

At the present stage of its development, the Company has not taken any hedging measures to protect its business against exchange rate fluctuations. On the other hand, the Company cannot rule out the possibility that a significant increase in its business may result in greater exposure to foreign exchange risk. The Company will then consider the use of an appropriate hedging policy to cover these risks.

Equity risk

The Company has signed agreements with Atlas and Kreos, providing for financing through the issue of several installments of convertible bonds, with warrants where applicable. Under these agreements, the Company is exposed to variations in the market price of its own shares.

23.2 Credit risk

Credit risk is associated with deposits with banks and financial institutions.

The Company seeks to minimize its exposure to banks and financial institutions by placing term deposits with first-class financial institutions. The maximum level of credit risk corresponds to the carrying amount of financial assets. As outstanding receivables mainly comprise research tax credits granted by the French government, the Company is not exposed to any significant credit risk.

23.3 Liquidity risk

Since its creation, the Company has financed its business and growth by strengthening its equity through successive capital increases (including its initial public flotation in July 2015), bank loans and bonds, public grants for innovation and pre-financing of CIR receivables.

Significant research and development expenditure has been incurred since the start of the Company’s operations, generating negative cash flow from operating activities to date of €12,873 thousand, €18,988 thousand and €23,795 thousand in the year ended December 31, 2023, 2022 and 2021 respectively.

In addition, the Company has contracted debts, notably in connection with convertible or non-convertible bond financing, presented in note 13.2 and summarized in the table below:

	Year ended
	December 31, 2023	2024	2025 / 2026	2027 / 2028	More than 5
Amounts in K€	Total	Less than 1 year	between 1 and 3 years	between 3 and 5 years	years
Non-convertible bonds issued to Kreos	1,714	1,259	454	—	—
Repayable advances	882	196	686	—	—
Leasing obligations	190	54	136	—	—
Convertible bonds issued to Kreos	1,971	—	1,971	—	—
Convertible bonds issued to ATLAS	2,207	2,207	—	—	—
Financial debts related to CIR pre-financing	1,213	1,213	—	—	—
Accrual interests to pay	94	94	—	—	—
Derivative liabilities	1	1	—	—	—
Total	8,270	5,024	3,247	—	—

The going concern assumption has been adopted by the Board of Directors As of the date of authorization of these financial statements, our available cash and our ORNANE financing line are not projected to be sufficient to support our operating plan for at least the next 12 months. These events and conditions indicate that a material uncertainty exists that may cast significant doubt on the Company’s ability to continue as a going concern and, therefore, the Company may be unable to realize its assets and discharge its liabilities in the normal course of business (see note 3.1).

The Company will continue to have significant financing needs in the future to support the development of its drug candidates. The precise extent of financing required is difficult to estimate accurately, and will depend in part on factors beyond the Company’s control. Areas of significant uncertainty include, but are not limited to:

●	Its ability to conduct successful clinical trials, including the ability to recruit patients for our clinical trials in a timely manner;
●	Changes in the regulatory environment; and
●	Approval of other drugs on the market that could potentially reduce the attractiveness of its drug candidates.

If the Company were unable to finance its own growth through partnership agreements, it would be dependent on other sources of financing, including raising capital or seeking grants.